As filed with the Securities and Exchange Commission on March 25, 2021

1933 Act Registration No. 33-11023

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 60	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 180	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Associate General Counsel

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	on April 23, 2021 pursuant to paragraph (b)(1)(iii) of Rule 485.
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2021 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2021 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

Explanatory Note

This Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until April 23, 2021, the effectiveness of Post-Effective Amendment No. 56, which was filed on December 1, 2020 (Accession No. 0001193125-20-307030) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.

This Post-Effective Amendment No.  60 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 25th day of March 2021.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT) MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 25, 2021.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer (Chief Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 25, 2021.

Signature	Title

* JOHN R. GREED	Chairman of the Board, President and Chief Executive Officer

* JAMES J. ROTH	Senior Executive Vice President and General Counsel; Director

* ROSEMARY T. BERKERY	Director

* KIMBERLY A. CASIANO	Director

* WAYNE A. I. FREDERICK, M.D.	Director

* EARLE H. HARBISON, JR.	Director

* MAURINE A. HAVER	Director

* FRANCES R. HESSELBEIN	Director

* CONNIE MACK, III	Director

* ROBERT J. MCGUIRE	Director

* ELLEN OCHOA, PH.D.	Director

* ROGER B. PORTER, PH.D.	Director

* DENNIS J. REIMER	Director

*BY:	/S/ JAMES J. ROTH
JAMES J. ROTH ATTORNEY-IN-FACT